GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
Goodwill and intangible assets comprise the following:

	As of December 31, 2013
	Estimated Useful Lives	Gross	Accumulated Amortization	Net
Goodwill	—	$121,814	$—	$121,814
Indefinite-lived intangible assets:
Trademarks	—	12,900	—	12,900
In-process research and development	—	1,500	—	1,500
Other	—	296	—	296
Subtotal		14,696	—	14,696
Subject to amortization
Developed technology	4 - 6 years	61,600	(36,466)	25,134
Licensed technology	4 - 6 years	52,600	(43,947)	8,653
Customer relationships	4 - 7 years	29,700	(14,320)	15,380
Patents and other	2 - 17 years	1,313	(720)	593
Subtotal		145,213	(95,453)	49,760
Total		$281,723	$(95,453)	$186,270

	As of September 30, 2014
	Estimated Useful Lives	Gross	Accumulated Amortization	Net
Goodwill	—	$121,814	$—	$121,814
Indefinite-lived intangible assets:
Trademarks	—	12,900	—	12,900
In-process research and development	—	1,500	—	1,500
Other	—	296	—	296
Subtotal		14,696	—	14,696
Subject to amortization
Developed technology	4 - 6 years	61,600	(45,019)	16,581
Licensed technology	4 - 6 years	52,600	(52,138)	462
Customer relationships	4 - 7 years	29,700	(17,502)	12,198
Patents and other	2 - 17 years	1,326	(921)	405
Subtotal		145,226	(115,580)	29,646
Total		$281,736	$(115,580)	$166,156

Amortization expense was $22,649 and $20,130 for the nine months ended September 30, 2013 and 2014, respectively.

As of September 30, 2014, the expected amortization expense for the remainder of 2014 and the following four years and thereafter is as follows:

September 30, 2014
2014	$2,554
2015	10,150
2016	10,138
2017	6,523
2018 and thereafter	281
Total	$29,646

GOODWILL AND INTANGIBLE ASSETS
Goodwill and intangible assets comprise the following:

	December 31, 2012
	Estimated Useful Lives	Gross	Accumulated Amortization	Net
Goodwill	—	$121,814	$—	$121,814
Indefinite-lived intangible assets:
Trademarks	—	12,900	—	12,900
In-process research and development(1)	—	1,500	—	1,500
Other	—	290	—	290
Subtotal		14,690	—	14,690
Subject to amortization
Developed technology	4 - 6 years	61,600	(23,925)	37,675
Licensed technology	4 - 6 years	52,600	(30,872)	21,728
Customer relationships	4 - 7 years	29,930	(10,215)	19,715
Patents and other	2 - 17 years	900	(246)	654
Subtotal		145,030	(65,258)	79,772
Total		$281,534	$(65,258)	$216,276

	December 31, 2013
	Estimated Useful Lives	Gross	Accumulated Amortization	Net
Goodwill	—	$121,814	$—	$121,814
Indefinite-lived intangible assets:
Trademarks	—	12,900	—	12,900
In-process research and development(1)	—	1,500	—	1,500
Other	—	296	—	296
Subtotal		14,696	—	14,696
Subject to amortization
Developed technology	4 - 6 years	61,600	(36,466)	25,134
Licensed technology	4 - 6 years	52,600	(43,947)	8,653
Customer relationships	4 - 7 years	29,700	(14,320)	15,380
Patents and other	2 - 17 years	1,313	(720)	593
Subtotal		145,213	(95,453)	49,760
Total		$281,723	$(95,453)	$186,270

(1)
In 2012 and 2013, a total of $600 and $0 of IPRD, respectively, was reclassified to licensed technology, as the underlying products were introduced to market during the year. The assets will be amortized over a six-year period.

Amortization expense was $26,162, $30,062 and $30,195 for the years ended December 31, 2011, 2012 and 2013, respectively.
As of December 31, 2013, the expected amortization expense for each of the next five years and thereafter is as follows:

2014	$22,701
2015	10,136
2016	10,136
2017	6,522
2018 and thereafter	265

$49,760